Shareholder's Equity (Tables)	12 Months Ended
Dec. 31, 2021
Shareholder's Equity
Schedule of changes in number of shares in share capital
	Class A	Class B
	Shares (units)	Shares (units)	Total
December 31, 2020	18,575,492	64,436,093	83,011,585
Remuneration
Bonus IPO (i)	298,268	-	298,268
ILP exercised (ii)	45,434	-	45,434
Premium recognized (iii)	38,564	-	38,564
December 31, 2021	18,957,758	64,436,093	83,393,851

See below the Company’s description of each restricted share unit plan vested and its corresponding changes disclosed in the Consolidated Statement of Changes in Equity, specifically in the “Share based compensation reserve (vested)”:

(i)	The Company issued 298,268 class A share units as part of Bonus IPO remuneration, which were granted to eligible executives and employees. These share units represented R$ 29,124 (net of withholding taxes) previously provisioned in Share Based Compensation Reserves (granted) and transferred to Share Based Compensation Reserves (vested) – exercised in the Consolidated Statement of Changes in Shareholders’ Equity. The Bonus IPO was conditioned to a 1-year lockup period expired in July 2021. The corresponding labor charges in 2021 amounted to R$ 21,456.
(ii)	As result of the carve-out process, as described in Note 1.2, part of Cogna’s executives and employees (eligible) were transferred to the Company. Those eligible executives and employees were part of the Cogna Plan and their plans were migrated to the Vasta ILP Plan, as described in Note 23c. In as much as those eligible parties exercise their plan, the Company delivers a fixed quantity of share units to them. The amount provisioned previously in Share based Compensation Reserves (granted) in the Consolidated Statement of Changes in Shareholders’ Equity on December 31, 2021 is R$ 58 and was transferred to Share based compensation reserves (vested) – exercised. The corresponding labor charges in 2021 amounted to R$ 70.
(iii)	The Company remunerated part of its executives based on restricted share units. The amount provisioned and paid in 2021 was R$ 1,861 (net of withholding taxes), see Share Based Compensation Reserves (granted) and subsequently vested to Share based compensation reserves (vested). Labor charges in 2021 amounted to R$ 1,538.

Schedule of Company’s shareholders
	In units
Company Shareholders	Class A	Class B	Total
Cogna Group	-	64,436,093	64,436,093
Free Float	17,957,758	-	17,957,758
Treasury shares (Note 23d)	1,000,000	-	1,000,000
Total (%)	22,73%	77,27%	83,393,851

Schedule of earning per share
	December 31, 2021	December 31, 2020	December 31, 2019
Loss Attributable to Shareholder´s	(118,754)	(45,649)	(60,708)
Weighted average number of ordinary shares outstanding (thousands) (i)	82,254	83,012	83,012
Effects of dilution of ordinary potential shares- weighted averaged (thousands)
Share based- compensation ("Long term Plan") (ii)	829	903	-
Share based - compensation ("Bonus IPO") (ii)	-	411	-
Share based plan Migrated from Cogna to Vasta (iii)	22	30	-
Total dilution effect	851	1,344	-
Basic earning (loss) per share - R$	(1.44)	(0.55)	(0.73)
Diluted earning (loss) per share - R$	(1.44)	(0.55)	(0.73)

(i)	The Company has not changed its number of voting rights since the IPO on July 31, 2020.
(ii)	Refers to the share-based payments plans (“ILP”) and Bonus IPO.
(iii)	Refers to the Cogna Plan migrated to the Vasta Plan as a result of the restructuring in 2020